SHARE-BASED COMPENSATION, Option Granted to Eligible Persons (Details) - Share Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Options [Abstract]
Outstanding, Beginning of period (in shares)	68,533,186	46,222,613	47,465,720
Granted (in shares)	1,925,000	30,000,000	4,162,121
Cancelled or Forfeited (in shares)	(9,292,295)	(4,012,516)	0
Exercised (in shares)	(1,336,980)	(3,676,911)	(5,405,228)
Outstanding, End of period (in shares)	59,828,911	68,533,186	46,222,613
Vested and expected to vest (in shares)	59,828,911	68,533,186	46,222,613
Exercisable (in shares)	42,877,386	36,880,548	30,707,210
Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of period (in dollars per share)	$ 60.87	$ 37.7	$ 14.76
Granted (in dollars per share)	60	120	269.09
Cancelled or Forfeited (in dollars per share)	104.02	279.17
Exercised (in dollars per share)	7.19	13.82	14.44
Outstanding, End of period (in dollars per share)	55.34	60.87	37.7
Vested and expected to vest (in dollars per share)	55.34	60.87	37.7
Exercisable (in dollars per share)	$ 35.29	$ 22.99	$ 14.13
Additional Disclosures [Abstract]
Weighted average remaining contractual term, Outstanding	6 years 2 months 4 days	7 years 3 months 18 days	6 years 10 months 20 days
Weighted average remaining contractual term, Exercisable	5 years 6 months 3 days	5 years 11 months 19 days	6 years 3 months 25 days
Aggregate intrinsic value, Outstanding	$ 944,611	$ 1,433,420	$ 8,822,987
Aggregate intrinsic value, Exercisable	$ 887,174	$ 1,274,793	$ 6,435,641
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of share options (in dollars per share)	$ 40.62	$ 57.74	$ 75.83
Fair value of share options vested	$ 325,183	$ 389,734	$ 88,507
Aggregate intrinsic value of options exercised	72,072	$ 143,176	$ 1,361,800
Unrecognized share-based compensation cost	$ 829,528
Unrecognized share-based compensation, weighted-average vesting period	3 years 3 months 21 days
Minimum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	3.60%	2.79%	0.74%
Expected term	6 years 6 months	5 years 1 month 6 days	5 years 7 months 6 days
Expected volatility	60.20%	48.70%	32.10%
Maximum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	4.10%	2.84%	1.07%
Expected term	7 years	7 years 6 months	7 years 6 months
Expected volatility	62.00%	55.90%	33.00%